CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ (84,906)	$ (42,925)	$ (3,228)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment and intangible assets	14,141	3,062	3,183
Loss (gain) on disposal of property and equipment	(4,952)	14	(37)
Unrealized exchange gain	(6,252)	0	0
Gains on sales of marketable securities	0	0	(6)
Grants recognized in other income and income from operations	(589)	(676)	(975)
Remeasurement of acquisition liabilities and royalty agreements (Note 21)	60,503	28,135	(18,834)
Interest expenses on debt related to the royalty agreement including related party (Note 24)	3,319	1,990	0
Impairment of assets (Note 13)	0	0	7,170
Calculated interest on amortized method	0	712	0
Change in deferred tax (Note 19)	(2,806)	(11,320)	(4,758)
Stock compensation expense (Note 7)	2,690	2,029	3,040
Increase (decrease) in cash from:
Accounts receivable	3,426	(511)	2,610
Inventory (Note 10)	(3,112)	(2,186)	176
Prepaid expenses and other current assets (Note 11)	(2,330)	315	800
Research and development tax credit receivable	13,210	665	(6,642)
Accounts payable	1,092	1,318	(613)
Deferred revenue	(55)	(14)	(4,984)
Accrued expenses	(265)	1,211	(742)
Other current liabilities	6,998	(517)	(682)
Other long-term assets and liabilities	(10,730)	(1,977)	1,383
Net cash used in operating activities	(10,618)	(20,676)	(23,139)
Cash flows from investing activities:
Purchases of property and equipment	(1,728)	(1,029)	(1,069)
Proceeds from disposal of property and equipment (Note 6)	13,242	1,007	67
Proceeds from sales of marketable securities (Note 9)	13,678	7,152	18,246
Purchase of marketable securities (Note 9)	(68,275)	(1,085)	(3,567)
Cash transferred on acquisition	0	0	1,771
Net cash provided by (used in) investing activities	(43,083)	6,044	15,448
Cash flows from financing activities:
Reimbursment of loans	(34,392)	(475)	(223)
Reimbursment of conditional grants (Note 21)	(355)	0	0
Proceeds from loans or conditional grants (Note 21)	0	19,333	6,668
Principal payments on capital lease obligations	(161)	(77)	(97)
Earn-out payment for acquisition	(1,357)	(907)	0
Cash proceeds from issuance of ordinary shares and warrants (Note 18)	132,260	400	607
Net cash provided by financing activities	95,995	18,274	6,955
Effect of exchange rate changes on cash and cash equivalents	(9,170)	252	22
Net increase (decrease) in cash and cash equivalents	33,124	3,894	(714)
Cash and cash equivalents, beginning of year	6,636	2,742	3,456
Cash and cash equivalents, end of year	39,760	6,636	2,742
Supplemental disclosures of cash flow information:
Income tax paid	403	153	56
Interest paid	4,431	1,701	118
The supplemental schedule of non cash investing and financing activities is as follows
Capital lease obligations incurred	0	0	0
Fair value of assets acquired at acquisition date:	0	0	50,927
Liabilities assumed at acquisition date:	$ 0	$ 0	$ 50,927